ANCORA TRUST
6060 Parkland Blvd.
Mayfield Heights, Ohio 44124

April 28, 2023

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street N.W.
Washington, D.C. 20549

Re: **Ancora Trust**
File Nos. **333-108196**
811-21418

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby certify that the Prospectus and Statement of Additional Information with respect to the above-referenced Fund dated April 30, 2023 do not differ from those filed in the Post-Effective Amendment No. 29, which was filed electronically today.

Sincerely,

Bradley A. Zucker
President, Treasurer and Secretary of Ancora Trust